Schedule of Reinsurance (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		$ 1,011	$ 1,144	$ 1,178
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(369)	(358)	(347)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		0	0	0
Reinsurance Effect on Claims and Benefits Incurred, Net amount		642	786	831
Life, accident and health insurance in force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		275,404	260,465	241,936
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(61,674)	(60,976)	(59,588)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		2	5	5
Reinsurance Effect on Claims and Benefits Incurred, Net amount		213,732	199,494	182,353
Life insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	[1]	698	842	888
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	[1]	(56)	(56)	(57)
Reinsurance Effect on Claims and Benefits Incurred, Net amount	[1]	642	786	831
Accident and health insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		313	302	290
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		$ (313)	$ (302)	$ (290)

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.